Financial assets and financial liabilities (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,882,901	R$ 1,374,876
Lease liabilities	769,525	714,085	R$ 447,703
Accounts payable to selling shareholders	528,678	679,826
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	71,482	59,098
Loans and financing	2,313,530	1,753,304
Lease liabilities	1,711,092	1,628,196
Accounts payable to selling shareholders	621,762	780,114
Notes payable	62,176	89,950
Advances from customers	133,050	114,585
Financial liabilities contractual undiscounted	4,913,092	4,425,247
Later than one year [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	71,482	59,098
Loans and financing	287,741	217,903
Lease liabilities	117,506	103,003
Accounts payable to selling shareholders	282,481	246,059
Notes payable	62,176	15,644
Advances from customers	133,050	114,585
Financial liabilities contractual undiscounted	954,436	756,292
Later than one year and not later than three years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	788,190	585,686
Lease liabilities	234,688	211,894
Accounts payable to selling shareholders	339,281	445,066
Notes payable		74,306
Advances from customers
Financial liabilities contractual undiscounted	1,362,159	1,316,952
Later than three years and not later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	1,237,599	948,503
Lease liabilities	219,127	204,744
Accounts payable to selling shareholders		88,989
Notes payable
Advances from customers
Financial liabilities contractual undiscounted	1,456,726	1,242,236
Later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing		1,212
Lease liabilities	1,139,771	1,108,555
Accounts payable to selling shareholders
Notes payable
Advances from customers
Financial liabilities contractual undiscounted	R$ 1,139,771	R$ 1,109,767